Selected Statement of Operations Data - Schedule of Revenue by Major Product Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues by major product lines	$ 582,746	$ 439,995	$ 387,008
Inspection [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	171,300	149,134	145,329
Direct Imaging [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	152,607	167,522	138,843
Test and Repair [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	82,034	77,335	55,664
PVD/CVD [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	78,529
Others [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	$ 98,276	$ 46,004	$ 47,172